Commitments and contingencies (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loss Contingency, Damages Sought, Value	$ 2,200,000	$ 2,200,000
Amount Of Tax Due Without Interest Or Penalties		2,134,636
Income Tax Examination, Penalties and Interest Expense		399,000
Taxes Payable		$ 176,636